Equipment and leasehold improvements - Schedule of Movement of Right-of-Use Assets on the Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Main office space
Disclosure of initial application of standards or interpretations [line items]
Lease term	15 years
Representative office | Minimun of the year
Disclosure of initial application of standards or interpretations [line items]
Lease term	3 years
Representative office | Maximum of the year
Disclosure of initial application of standards or interpretations [line items]
Lease term	5 years
IFRS 16 | Increase (decrease) due to changes in accounting policy required by IFRSs | Buildings
Disclosure of initial application of standards or interpretations [line items]
Initial balance	$ 12,841	$ 13,938
Additions	1,388	7
Depreciation of right-of-use assets	(1,119)	(1,104)
Decrease	(357)	0
Ending balance	$ 12,753	$ 12,841